Financial instruments—fair values and risk management - Credit risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) customer	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Credit risk exposure
Cash and cash equivalents				€ 48,156	€ 41,095	€ 9,222	€ 3,157
Development of impairment losses
Expected credit loss allowances on trade receivables	€ 3,738	€ 752	€ 792
Impairment loss on financial assets	3,738	752	792
Credit risk
Credit risk exposure
Cash and cash equivalents				48,156	41,095
Trade receivables and contract assets | Specific bad debt allowances | Credit risk
Credit risk exposure
Expected credit loss	4,768	2,355	1,633	4,768	2,355	€ 1,633
Development of impairment losses
As of January 1	2,355	1,633
Expected credit loss allowances on trade receivables	3,879	752
Write-off	(1,466)	(30)
As of December 31	4,768	2,355	€ 1,633
Trade receivables and contract assets | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 33,967	€ 18,928
Expected credit loss rate				14.00%	12.30%
Expected credit loss	4,768	2,335		€ 4,768	€ 2,335
Development of impairment losses
As of January 1	2,335
As of December 31	4,768	2,335
Trade receivables and contract assets | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				10,515	10,470
Trade receivables and contract assets | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				20,017	3,311
Trade receivables and contract assets | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				387	811
Trade receivables and contract assets | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				2,870	4,156
Trade receivables and contract assets | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				178	180
Trade receivables and contract assets | Not past due | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 24,185	€ 11,102
Expected credit loss rate				1.60%	0.30%
Expected credit loss	382	31		€ 382	€ 31
Development of impairment losses
As of January 1	31
As of December 31	382	31
Trade receivables and contract assets | Not past due | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				3,338	3,956
Trade receivables and contract assets | Not past due | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				19,193	2,476
Trade receivables and contract assets | Not past due | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				313	611
Trade receivables and contract assets | Not past due | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				1,205	3,908
Trade receivables and contract assets | Not past due | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				136	151
Trade receivables and contract assets | Past due 1 to 30 day | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 2,228	€ 1,113
Expected credit loss rate				3.10%	1.00%
Expected credit loss	70	11		€ 70	€ 11
Development of impairment losses
As of January 1	11
As of December 31	70	11
Trade receivables and contract assets | Past due 1 to 30 day | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				486	721
Trade receivables and contract assets | Past due 1 to 30 day | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				706	268
Trade receivables and contract assets | Past due 1 to 30 day | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				24	53
Trade receivables and contract assets | Past due 1 to 30 day | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				994	53
Trade receivables and contract assets | Past due 1 to 30 day | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				18	18
Trade receivables and contract assets | Past due 31-90 days | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 797	€ 1,708
Expected credit loss rate				7.70%	1.20%
Expected credit loss	61	21		€ 61	€ 21
Development of impairment losses
As of January 1	21
As of December 31	61	21
Trade receivables and contract assets | Past due 31-90 days | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				385	1,411
Trade receivables and contract assets | Past due 31-90 days | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				113	222
Trade receivables and contract assets | Past due 31-90 days | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				13	42
Trade receivables and contract assets | Past due 31-90 days | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				262	24
Trade receivables and contract assets | Past due 31-90 days | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				24	9
Trade receivables and contract assets | Past due more than 90 days | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 6,757	€ 5,005
Expected credit loss rate				63.00%	45.40%
Expected credit loss	4,255	2,272		€ 4,255	€ 2,272
Development of impairment losses
As of January 1	2,272
As of December 31	4,255	€ 2,272
Trade receivables and contract assets | Past due more than 90 days | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				6,306	4,382
Trade receivables and contract assets | Past due more than 90 days | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				5	345
Trade receivables and contract assets | Past due more than 90 days | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				37	105
Trade receivables and contract assets | Past due more than 90 days | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets				€ 409	171
Trade receivables and contract assets | Past due more than 90 days | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets					€ 2
Trade receivables | Specific bad debt allowances | Credit risk
Development of impairment losses
Impairment loss on financial assets	3,879
Trade receivables | More than 365 days | Specific bad debt allowances | Credit risk
Development of impairment losses
Write-off	€ (1,466)
Diagnostics | MENA | Credit risk
Credit risk exposure
Number of top diagnostic customers | customer	10
Percentage of overdue balances				90.00%